REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 20,604	$ 19,308
External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	20,604	19,308
Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,066	16,845
Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,538	2,463
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	10,595	10,222
Operating segments | Wireless | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	10,528	10,184
Operating segments | Wireless | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	67	38
Operating segments | Wireless | Service revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	8,041	7,764
Operating segments | Wireless | Service revenue | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	67	38
Operating segments | Wireless | Equipment revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,487	2,420
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,876	7,005
Operating segments | Cable | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,801	6,964
Operating segments | Cable | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	75	41
Operating segments | Cable | Service revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,750	6,921
Operating segments | Cable | Service revenue | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	75	41
Operating segments | Cable | Equipment revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	51	43
Operating segments | Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,484	2,335
Operating segments | Media | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,215	2,086
Operating segments | Media | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	269	249
Corporate items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	83	77
Corporate items | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	60	74
Corporate items | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	23	3
Intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ (434)	$ (331)